Intangible assets (Details 1) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
M T X 228 Tolimidone Acquired I P R D [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	£ 2,938	£ 2,938	[1]
M T X 230e Rapa Acquired I P R D [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	£ 3,068

[1]	asset is not yet in use and has not started amortising